Securities Available for Sale - Schedule of Amortized Cost and Fair Value of Available for Sale of Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 84,797	$ 80,646	$ 73,058
Unrealized Gains	1,028	874	862
Unrealized Losses	(42)	(238)	(913)
Fair Value	85,783	81,282	73,007
U.S. Government and Agency Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,004	2,006	2,008
Unrealized Gains	6	1	9
Unrealized Losses		(2)
Fair Value	2,010	2,005	2,017
Municipal securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	46,580	41,751	33,449
Unrealized Gains	387	237	418
Unrealized Losses	(5)	(139)	(132)
Fair Value	46,962	41,849	33,735
Mortgage-backed securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	36,213	36,889	37,601
Unrealized Gains	635	636	435
Unrealized Losses	(37)	(97)	(781)
Fair Value	$ 36,811	$ 37,428	$ 37,255